Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-35729
Entity Registrant Name	JOYY INC
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	30 Pasir Panjang Road #15-31A
Entity Address, City or Town	Mapletree Business City
Entity Address, Postal Zip Code	117440
Entity Address, Country	SG
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001530238
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Singapore
Auditor Firm ID	1093
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each representing 20 Class A common shares, par value US$0.00001 per share)
Security Exchange Name	NASDAQ
Trading Symbol	YY
Class A common shares
Document Information [Line Items]
Title of 12(b) Security	Class A common shares, par value US$0.00001 per share*
Security Exchange Name	NASDAQ
Trading Symbol	YY
Entity Common Stock, Shares Outstanding	1,066,177,028
Class B common shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	326,509,555
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	David Xueling Li
Entity Address, Address Line One	30 Pasir Panjang Road #15-31A
Entity Address, City or Town	Mapletree Business City
Entity Address, Postal Zip Code	117440
Entity Address, Country	SG
City Area Code	65
Local Phone Number	63519330
Contact Personnel Email Address	lxl@joyy.com